Restricted Share Units (Details) - Consultants Directors and Officers [Member] - RSUs [Member] - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Restricted Share Units [Line Items]
Restricted share units issued (in Shares)	200
Fair value	$ 4,340	$ 609,196